Interests in associates, joint ventures and other investments - Principal Associates and Joint Ventures (Details)	12 Months Ended
Dec. 31, 2021
Advantage Smollan Ltd
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	UK
Associate, percentage owned	25.10%
Barrows Design and Manufacturing (Pty) Limited
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	South Africa
Associate, percentage owned	35.00%
Dat Viet VAC Media Corporation
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	Vietnam
Associate, percentage owned	30.00%
GIIR Inc.
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	Korea
Associate, percentage owned	30.00%
Haworth Marketing & Media Company
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	USA
Associate, percentage owned	49.00%
High Co SA
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	France
Associate, percentage owned	34.10%
Imagina Spain
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	Spain
Associate, percentage owned	22.50%
Nanjing Yindu Ogilvy Advertising Co. Ltd
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	China
Associate, percentage owned	49.00%
Smollan Holdings (Pty) Ltd
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	South Africa
Associate, percentage owned	24.80%
Summer (BC) JVCo S.a.r.l.1
Disclosure of principal associates and joint ventures [line items]
Associate, country of incorporation	Luxembourg
Associate, percentage owned	40.00%